Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts (in Dollars)	$ 235	$ 0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	11,934,072	2,563,288	65,093
Common stock, shares outstanding	11,934,072	2,563,288	65,093
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	270,503	243,503	0
Common stock, shares outstanding	270,503	243,503	0
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued	0	1,000	0
Preferred stock, shares outstanding	0	1,000	0